Subsequent Events (Details)				6 Months Ended
	Aug. 28, 2023 USD ($)	Jul. 03, 2023 EUR (€)	Jun. 08, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($) $ / shares	Jul. 31, 2023 EUR (€)	Jul. 08, 2023 EUR (€)
Subsequent Events (Details) [Line Items]
Equity interest (in Euro) | €			€ 840,500
Percentage of Corporate Capital			51.00%
Definitive agreements (in Euro) | €			€ 840,000
Received From Sale of Share (in Euro) | €				€ 840,500
Aggregate fee					$ 30,000
Aggregate contract					12,000
Aggregate investment					3,000
Aggregate total					$ 41,563
Minimum price per share (in Dollars per share) | $ / shares					$ 1
Business price per share (in Dollars per share) | $ / shares					$ 1
Market value					$ 1,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate fee	$ 30,000
Aggregate contract	12,000
Aggregate investment	3,000
Event After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Contract shares issued (in Euro) | €						€ 390,500	€ 390,500
Sponsorship Total Amount (in Euro) | €		€ 860,000
Event After Reporting Period [Member] | Giuseppe Pirola [Member]
Subsequent Events (Details) [Line Items]
Contract shares issued (in Euro) | €						€ 450,000	€ 450,000
Two Zero Two Four Football Season [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Sponsorship contracts	50,000
Two Zero Two Five Football Season [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Sponsorship contracts	$ 90,000